Debt - Schedule of Future Principal Payments for Outstanding Debt (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 866,972
2022	423,095
Total expected future principal payments	$ 1,290,067	$ 3,709,535